CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Share capital	Other reserves	AOCI	Deficit	Total
Balance beginning at Dec. 31, 2022	$ 16,329,958	$ 2,044,692	$ (574,949)	$ (3,019,851)	$ 14,779,850
Balance beginning (in shares) at Dec. 31, 2022	13,271,750
Value assigned to share options and warrants vested		209,658			209,658
Loss for the period				(2,297,717)	(2,297,717)
Balance ending at Sep. 30, 2023	$ 16,329,958	2,254,350	(574,949)	(5,317,568)	12,691,791
Balance ending (in shares) at Sep. 30, 2023	13,271,750
Balance beginning at Dec. 31, 2023	$ 16,568,175	2,355,931	(574,949)	(7,020,522)	11,328,635
Balance beginning (in shares) at Dec. 31, 2023	13,271,750
Value assigned to share options and warrants vested		855,790			855,790
Loss for the period				(2,338,838)	(2,338,838)
Balance ending at Sep. 30, 2024	$ 16,568,175	$ 3,211,721	$ (574,949)	$ (9,359,360)	$ 9,845,587
Balance ending (in shares) at Sep. 30, 2024	13,271,750